COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, there are various threatened and pending legal proceedings against the Company. Management believes that the aggregate liability, if any, arising from such litigation, except for the matter described below, would not have a material adverse effect on the Company’s consolidated financial statements.

On September 16, 2022, Dennis Rodrigues, a former officer and director of the Company, filed a breach of contract claim against the Company, its Chief Executive Officer, and its Chief Financial Officer in the Superior Court of New Jersey in Warren County (the “New Jersey Matter”). The plaintiff seeks damages relating to an alleged breach of contract for services rendered and related claims. Accrual of a loss contingency is required when (1) it is probable that a loss has been incurred at the date of the financial statements and (2) the amount can be reasonably estimated. Accordingly, the Company has recorded an accrual of a loss contingency of $235,000 as of September 30, 2022, representing management’s best estimate of the potential loss in this matter at that time.

The Company is party to an action filed against us on November 29, 2021 by Green City Growers Cooperative in the Court of Common Pleas in Cuyahoga County, Ohio. The plaintiff seeks damages for an alleged breach of a supplier agreement. The Company denies the allegations and has filed a counterclaim against the plaintiff. The Company plans to vigorously defend itself.

If the Company settles this claim or the action is not resolved in its favor, the Company may suffer reputational damage and incur legal costs, settlements or judgments that exceed the amounts covered by our existing insurance policies. The Company can provide no assurances that its insurer will insure the legal costs, settlements or judgments incurred in excess of its deductible. If the Company is unsuccessful in defending itself from this claim or if its insurer does not insure against legal costs incurred in excess of the Company’s deductible, the result may materially adversely affect the Company’s business, results of operations and financial condition.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, there are various threatened and pending legal proceedings against the Company. Management believes that the aggregate liability, if any, arising from such litigation, except for the matter described below, would not have a material adverse effect on the Company’s consolidated financial statements.

The Company is party to an action filed against us on November 29, 2021 by Green City Growers Cooperative in the Court of Common Pleas in Cuyahoga County, Ohio. The plaintiff seeks damages for an alleged breach of a supplier agreement. The Company denies the allegations and intends to file a counterclaim against the plaintiff. The Company plans to vigorously defend itself.

If the Company settles this claim or the action is not resolved in its favor, the Company may suffer reputational damage and incur legal costs, settlements or judgments that exceed the amounts covered by our existing insurance policies. The Company can provide no assurances that its insurer will insure the legal costs, settlements or judgments incurred in excess of its deductible. If the Company is unsuccessful in defending itself from this claim or if its insurer does not insure against legal costs incurred in excess of the Company’s deductible, the result may materially adversely affect the Company’s business, results of operations and financial condition.